Finance Costs (Details) - Schedule of Finance Costs - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Finance Costs [Abstract]
Interest on senior notes, note 13 (b.1) and 13 (b.2)	S/ 38,690	S/ 60,225	S/ 63,333
Interest on Club Deal promissory note and loan, note 13(c)	59,643	14,920	7,326
Finance cost on cross currency swaps	1,730	15,155	15,046
Expenses for the purchase and amortization of issuance costs of senior notes	1,249	1,027	815
Interest on lease liabilities	573	317	383
Counterparty credit risk in cross currency swaps	12	62	848
Interest for bank overdraft	31
Other	293	2,108	479
Total interest expense	102,221	93,814	88,230
Unwinding of discount of provisions, note 12	1,824	1,291	735
Total finance costs	S/ 104,045	S/ 95,105	S/ 88,965